UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  May 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2012

Investment Adviser

Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.gersteinfisher.com/GFMGX
www.gersteinfisher.com/GFIGX

Table of Contents

LETTERS TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	31

STATEMENTS OF OPERATIONS	32

STATEMENTS OF CHANGES IN NET ASSETS	33

FINANCIAL HIGHLIGHTS	35

NOTES TO FINANCIAL STATEMENTS	37

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	46

NOTICE OF PRIVACY POLICY & PRACTICES	49

ADDITIONAL INFORMATION	50

Gerstein Fisher Multi-Factor Growth Equity Fund

Dear Fellow Shareholders,

Despite an eventful year, the US stock market (as measured by the S&P 500 index) ended the trailing one year period ending 05/31/2012 almost unchanged, with a return of -0.41%.  The market posted strong gains early in 2012 before dropping sharply in May owing to the worsening sovereign debt crisis in Europe and slower economic growth in the US.  For the six months ending 05/31/2012, the US stock market (as measured by the S&P 500 index) rose 6.23%.  Developed international markets (as measured by the MSCI EAFE index) performed much more poorly, ending down 4.34% for the same six-month period.

Given the recent volatility of equity markets in general, it is important to recall the role that we envision the Gerstein Fisher Multi-Factor Growth Equity Fund (the “Fund”) playing within an investor’s overall diversified portfolio.  The Fund is designed to be an all-cap US growth equity portfolio with additional exposures to targeted, systematic risk factors, while seeking to avoid non-systematic risks such as industry or company overexposures.  While we seek to capture a larger share of the equity market’s upside, it needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

As specified in Fund documentation, the portfolio is as fully invested as possible in domestic equities from the all cap growth universe–as defined by the Russell 3000 Growth Index—with approximately 80% of holdings in large cap companies and the remaining 20% in small cap companies.  Total Fund assets as of 05/31/2012 were approximately $95.9 million.

As of 05/31/2012, the portfolio held 258 equity securities, with no individual holdings constituting more than 6% of the total portfolio.  Portfolio industry and sector weightings were held as close to the benchmark as possible after the required risk factor tilts were implemented.  This is a direct consequence of controlling for undesired exposures while constraining the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the all cap growth universe.  Any industry and sector over- and under-weights are driven by these underlying factor exposures.

The risk decomposition of the portfolio relative to the Russell 3000 Growth index was also in line with the way the Fund is managed.  Aside from the targeted risk factor exposures, the other risk factors were constrained to be neutral relative to the benchmark.  Over 55% of the Fund’s active risk was attributable to the strategic risk factor tilts with less than 10% coming from industry under- and over-weights.  Again, this is a result of the quantitative approach used by the Fund in creating a well-diversified portfolio that contains intentional overexposures to certain risk factors.

Multi-factor model performance attribution revealed that the greatest sources of variance relative to the benchmark were from the Fund’s stated risk factor exposures.  Our three largest risk factor sources of variance relative to the benchmark were, in descending order:

1.Momentum exposure

2.Small company exposure

3.Value/Growth exposure

Since the Fund’s inception on December 31, 2009, we have been pleased that the Fund has tracked our overall expectations.  Because our process is based on a scientifically grounded approach, we believe that the Fund should be well positioned to deliver a positive investment experience in the US domestic growth equity space, along with exposure to often-overlooked factors within the growth universe.

We look forward to writing to you again in six months, and we thank you for your continued trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
President and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Securities with “momentum” have recently had above average returns and may be more volatile than a broad cross-section of securities.

Diversification does not assure a profit or protect against a loss in a declining market.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  The S&P 500 Index measures the performance of 500 of the largest capitalization stocks in the U.S. equity universe.  The MSCI EAFE Index measures the performance of international non-US developed stocks (as defined by MSCI) that comprise the top 85% of the market cap of the investable universe (as defined by MSCI).  An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Dear Fellow Shareholders,

During the trailing one-year period ending 05/31/2012, international developed markets (as measured by the MSCI EAFE Index) fell by 20.08%.  Europe’s sovereign debt crisis, currency and banking problems continued unabated and weighed on world markets.  In addition, several European economies have slipped into recession.  For the six months ending 05/31/2012, international developed markets (as measured by the MSCI EAFE Index) fell 4.34%.  The US stock market (as measured by the S&P 500 Index) performed better, ending up 6.23% for the same six-month period.

Given the recent volatility of equity markets in general, it is important to recall the role that we envision the Gerstein Fisher Multi-Factor International Growth Equity Fund (the “Fund”) playing within an investor’s overall globally diversified portfolio.  The Fund is designed to be a large-cap developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors, while seeking to avoid non-systematic risks such as industry or company overexposures.  While we seek to capture a larger share of the equity market’s upside, it needs to be understood that this additional return is fundamentally linked to additional risk and volatility.

As specified in Fund documentation, the portfolio is as fully invested as possible in international developed equities from the large cap growth universe as defined by the MSCI EAFE Growth Index (the “Index”).  Total fund assets as of 05/31/2012 were approximately $46.6 million.

As of 05/31/2012, the portfolio held approximately 210 equity securities, with no individual holdings constituting more than 6% of the total portfolio.  Portfolio industry and sector weightings were held as close to the benchmark as possible after the required risk factor tilts were implemented.  This is a direct consequence of controlling for undesired exposures while constraining the portfolio to consist of higher-momentum, more value-oriented, and smaller securities within the large cap growth universe.  Any industry and sector over- and under-weights are driven by these underlying factor exposures.  In addition to the risk factor tilts, another source of deviation of the portfolio from the Index is due to the difference in country weightings.  Our portfolio caps any single country’s exposure within the portfolio at 10%.  This country cap redistributes weight from the larger countries in the Index, such as Japan and the U.K., to smaller countries such as Norway and Finland.

The risk decomposition of the portfolio relative to the Index was also in line with the way the Fund is managed.  Aside from the targeted risk factor exposures and the country caps, the other risk factors were constrained to be neutral relative to the benchmark.  The three largest contributors of active risk are due to the differences in country exposures, currency exposures and risk- factor exposures.  In total, over 80% of the active risk comes from these common factors and less than 20% is explained by asset selection.  Again, this is a result of the quantitative approach used by the Fund in creating a well-diversified portfolio that contains intentional exposures to certain risk factors and limits the allocation to any single country.

Multi-factor model performance attribution revealed that the greatest source of return deviation relative to the benchmark was from the Fund’s stated risk- factor exposures and the greatest source of active risk was from the Fund’s country- weight exposures.

Since the Fund’s inception in January 2012, we have been pleased that the Fund has tracked our overall expectations.  Because our process is based on a scientifically grounded approach, we believe that the Fund should be well positioned to deliver a positive investment experience in the international- developed growth equity space, along with exposure to often-overlooked factors within the growth universe.

We look forward to writing to you again in six months, and we thank you for your continued trust and partnership.

Sincerely,

Gregg S. Fisher, CFA, CFP®
President and Chief Investment Officer

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

This strategy and mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors.  The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Diversification does not assure a profit or protect against a loss in a declining market.

The S&P 500 Index measures the performance of 500 of the largest capitalization stocks in the U.S. equity universe.  The MSCI EAFE Index measures the performance of international non-US developed stocks (as defined by MSCI) that comprise the top 85% of the market cap of the investable universe (as defined by MSCI).  The MSCI EAFE Growth Index consists of the growth portion of the MSCI EAFE Index.  An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

The Fund is distributed by Quasar Distributors, LLC.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11–5/31/12) for the Gerstein Fisher Multi-Factor Growth Equity Fund and (1/27/12–5/31/12) for the Gerstein Fisher Multi-Factor International Growth Equity Fund.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within sixty days of purchase.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Multi-Factor Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2011 -
	December 1, 2011	May 31, 2012	May 31, 2012*
Actual	$1,000.00	$1,053.10	$6.01
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.15	$5.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 27, 2012 -
	January 27, 2012	May 31, 2012	May 31, 2012*
Actual	$1,000.00	$928.00	$4.48
Hypothetical (5% return
before expenses)	$1,000.00	$1,012.57	$4.68

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 126/366 (to reflect the 126-day period since inception).  The Fund commenced operations on January 27, 2012.

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of May 31, 2012

	Gerstein Fisher	Russell 3000
	Multi-Factor	Growth
	Growth Equity	Index

One Year	(1.27)%	0.56%

Since Inception (12/31/09)	9.25%	10.94%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155 or by visiting our web site at www.gersteinfisher.com/GFMGX. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held less than 60 days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that invest in equities, individual stock options and options on indices.

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of May 31, 2012

	Gerstein Fisher
	Multi-Factor
	International	MSCI EAFE
	Growth Equity	Growth Index

Since Inception (1/27/12)	(7.20)%	(7.13)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling

Continued

Gerstein Fisher Multi-Factor International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

800-473-1155 or by visiting our web site at www.gersteinfisher.com/GFIGX. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held less than 60 days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.02%

Administrative and Support Services – 0.09%
AECOM Technology Corp. (a)	5,387	$87,754
Liquidity Services, Inc. (a)	1	64
		87,818
Air Transportation – 0.27%
Alaska Air Group, Inc. (a)	7,454	255,672

Ambulatory Health Care Services – 0.14%
Air Methods Corp. (a)	1,427	130,071

Amusement, Gambling, and Recreation Industries – 0.15%
Six Flags Entertainment Corp.	3,181	145,149

Animal Production – 0.33%
Cal-Maine Foods, Inc.	8,879	315,560

Apparel Manufacturing – 0.36%
PVH Corp.	2,866	232,146
Under Armour, Inc. (a)	1,168	117,653
		349,799
Beverage and Tobacco Product Manufacturing – 4.05%
Altria Group, Inc.	7,548	242,970
Boston Beer Co., Inc. (a)	897	94,050
Coca-Cola Enterprises, Inc.	8,406	229,988
Monster Beverage Corp. (a)	5,351	388,483
PepsiCo, Inc.	12,202	827,906
Philip Morris International, Inc.	21,161	1,788,317
Reynolds American, Inc.	7,192	300,913
		3,872,627
Broadcasting (except Internet) – 1.35%
Comcast Corp.	18,214	526,567
DIRECTV (a)	11,538	512,864
Discovery Communications, Inc. (a)	4,920	246,492
		1,285,923
Building Material and Garden Equipment and Supplies Dealers – 0.67%
Home Depot, Inc.	13,034	643,098

Capital Goods – 0.27%
Aircastle Ltd. (b)	22,939	254,852

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Chemical Manufacturing – 10.02%
Abbott Laboratories	19,323	$1,193,968
Alexion Pharmaceuticals, Inc. (a)	3,866	350,144
Celanese Corp.	3,551	141,365
CF Industries Holdings, Inc.	6,387	1,091,922
Colgate-Palmolive Co.	5,036	495,039
E.I. du Pont de Nemours & Co.	5,703	275,227
Eastman Chemical Co.	12,793	595,642
Endo Health Solutions, Inc. (a)	3,584	116,552
Gilead Sciences, Inc. (a)	5,610	280,220
Hi-Tech Pharmacal Co., Inc. (a)	3,987	115,184
Innophos Holdings, Inc.	6,209	313,429
Johnson & Johnson	7,124	444,751
Kraton Performance Polymers, Inc. (a)	5,384	102,888
LSB Industries, Inc. (a)	4,114	114,451
LyondellBasell Industries NV (b)	18,265	720,737
Monsanto Co.	2,586	199,639
Olin Corp.	9,574	183,534
PDL BioPharma, Inc.	29,730	192,948
Perrigo Co.	3,441	357,485
Polypore International, Inc. (a)	1,310	48,457
Praxair, Inc.	540	57,370
Procter & Gamble Co.	735	45,783
Questcor Pharmaceuticals, Inc. (a)	20,571	851,639
Regeneron Pharmaceuticals, Inc. (a)	2,215	300,465
Solutia, Inc.	5,204	142,902
The Mosaic Co.	4,193	199,922
Tupperware Brands Corp.	4,658	251,765
Watson Pharmaceuticals, Inc. (a)	2,848	203,034
Westlake Chemical Corp.	3,544	193,113
		9,579,575
Clothing and Clothing Accessories Stores – 1.95%
Buckle, Inc.	4,340	169,868
DSW, Inc.	4,921	293,685
Genesco, Inc. (a)	4,986	331,569
Limited Brands, Inc.	4,088	181,344
Ross Stores, Inc.	10,066	636,473
Tiffany & Co.	2,064	114,325
TJX Companies, Inc.	3,314	140,712
		1,867,976
Computer and Electronic Product Manufacturing – 13.92%
Apple, Inc. (a)	8,692	5,021,628
Atmel Corp. (a)	7,982	55,874
Dell, Inc. (a)	13,115	161,708

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing – 13.92% (Continued)
EMC Corp. (a)	28,987	$691,340
FEI Co. (a)	6,278	287,344
Fossil, Inc. (a)	2,007	146,832
Harris Corp.	9,836	391,276
International Business Machines Corp.	23,113	4,458,497
IPG Photonics Corp. (a)	3,355	143,594
Loral Space & Communications, Inc.	3,709	223,653
Mettler-Toledo International, Inc. (a)	1,048	163,614
OSI Systems, Inc. (a)	2,910	185,716
QUALCOMM, Inc.	17,572	1,007,051
St. Jude Medical, Inc.	3,018	115,952
Teradata Corp. (a)	1,742	115,808
TTM Technologies, Inc. (a)	11,530	106,537
		13,276,424
Couriers and Messengers – 0.31%
United Parcel Service, Inc.	3,936	294,964

Credit Intermediation and Related Activities – 2.13%
American Express Co.	5,699	318,175
Bank of the Ozarks, Inc.	8,300	241,032
Cash America International, Inc.	4,919	218,797
Discover Financial Services	6,888	228,062
Visa, Inc.	1,710	196,992
Wells Fargo & Co.	10,464	335,371
World Acceptance Corp. (a)	7,330	501,665
		2,040,094
Data Processing, Hosting and Related Services – 0.85%
Automatic Data Processing, Inc.	9,563	498,710
DST Systems, Inc.	6,060	309,666
		808,376
Diversified Financials – 0.98%
BlackRock, Inc.	4,482	765,526
Franklin Resources, Inc.	1,628	173,854
		939,380

Electrical Equipment, Appliance, and Component Manufacturing – 0.37%
Emerson Electric Co.	7,607	355,779

Electronics and Appliance Stores – 0.09%
Conns, Inc. (a)	4,715	82,465

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Energy – 0.00%
Alpha Natural Resources, Inc. (a)	1	$10

Fabricated Metal Product Manufacturing – 1.40%
Alliant Techsystems, Inc.	3,630	177,689
Chart Industries, Inc. (a)	5,825	363,830
Sturm Ruger & Co, Inc.	9,130	355,796
Timken Co.	9,278	442,560
		1,339,875
Food and Beverage Stores – 0.72%
Casey’s General Stores, Inc.	7,151	404,962
Harris Teeter Supermarkets, Inc.	3,212	120,546
Whole Foods Market, Inc.	1,861	164,903
		690,411
Food Manufacturing – 1.83%
B & G Foods, Inc.	10,163	244,725
Bunge Ltd. (b)	12,122	721,259
Corn Products International, Inc.	8,975	458,533
Darling International, Inc. (a)	8,629	120,892
Green Mountain Coffee Roasters, Inc. (a)	4,576	107,994
Omega Protein Corp. (a)	12,223	81,527
		1,734,930
Food Services and Drinking Places – 2.89%
Chipotle Mexican Grill, Inc. (a)	1,514	625,387
Hyatt Hotels Corp. (a)	16,406	606,858
McDonald’s Corp.	11,920	1,064,933
Yum! Brands, Inc.	6,535	459,803
		2,756,981
Food, Beverage & Tobacco – 1.12%
Coca-Cola Co.	14,365	1,073,496

Funds, Trusts, and Other Financial Vehicles – 0.46%
AMERIGROUP Corp. (a)	2,270	141,648
Wellcare Health Plans, Inc. (a)	5,341	301,606
		443,254
Furniture and Related Product Manufacturing – 0.50%
Select Comfort Corp. (a)	14,992	410,181
Tempur-Pedic International, Inc. (a)	1,405	64,925
		475,106
General Merchandise Stores – 2.74%
Dollar Tree, Inc. (a)	5,162	532,615
Macy’s, Inc.	6,271	238,612
O’Reilly Automotive, Inc. (a)	3,286	314,766

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

General Merchandise Stores – 2.74% (Continued)
Pricesmart, Inc.	3,218	$217,472
Target Corp.	3,762	217,857
Tractor Supply Co.	2,897	264,641
Wal-Mart Stores, Inc.	12,613	830,188
		2,616,151
Health and Personal Care Stores – 1.23%
Express Scripts Holding Co. (a)	6,354	331,615
McKesson Corp.	2,877	251,105
Owens & Minor, Inc.	7,291	207,575
Ulta Salon Cosmetics & Fragrance, Inc.	3,225	288,218
Walgreen Co.	3,039	92,750
		1,171,263
Health Care Equipment & Services – 0.19%
Atrion Corp.	926	186,006

Heavy and Civil Engineering Construction – 0.38%
Chicago Bridge & Iron Co. (b)	2,251	80,901
KBR, Inc.	2,855	72,717
MasTec, Inc. (a)	6,928	113,273
Primoris Services Corp.	8,294	99,445
		366,336
Insurance Carriers and Related Activities – 1.10%
Amtrust Financial Services, Inc.	11,225	322,719
Erie Indemnity Co.	1	72
Validus Holdings Ltd. (b)	23,090	724,564
		1,047,355
Leather and Allied Product Manufacturing – 0.48%
Deckers Outdoor Corp. (a)	1,266	70,478
NIKE, Inc.	3,616	391,179
		461,657
Machinery Manufacturing – 3.77%
Applied Materials, Inc.	21,678	223,934
Cascade Corp.	3,182	158,973
Caterpillar, Inc.	6,218	544,821
Coinstar, Inc. (a)	4,672	287,001
Cummins, Inc.	5,390	522,561
Deere & Co.	2,936	216,882
Flowserve Corp.	2,327	239,169
Joy Global, Inc.	826	46,140
KLA-Tencor Corp.	9,973	457,063
Lam Research Corp. (a)	8,015	298,959
Oil States International, Inc. (a)	5,655	376,454

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Machinery Manufacturing – 3.77% (Continued)
Roper Industries, Inc.	1,454	$147,174
Twin Disc, Inc.	4,182	79,709
		3,598,840
Merchant Wholesalers, Durable Goods – 2.97%
Anixter International, Inc. (a)	5,929	340,977
Arrow Electronics, Inc. (a)	17,635	598,002
Covidien PLC (b)	11,101	574,810
Dorman Products, Inc. (a)	4,955	238,534
Henry Schein, Inc. (a)	5,183	385,149
LKQ Corp. (a)	6,035	219,915
WW Grainger, Inc.	2,478	479,865
		2,837,252
Merchant Wholesalers, Nondurable Goods – 0.82%
Herbalife Ltd. (b)	4,965	222,382
Nu Skin Enterprises, Inc.	7,037	301,747
Ralph Lauren Corp.	1,760	261,888
		786,017
Mining (except Oil and Gas) – 0.67%
Cliffs Natural Resources, Inc.	8,081	386,110
Freeport-McMoRan Copper & Gold, Inc.	7,908	253,372
		639,482
Miscellaneous Manufacturing – 2.95%
3M Co.	3,899	329,115
Becton Dickinson & Co.	5,279	386,053
Cooper Companies, Inc.	4,650	396,087
Estee Lauder Companies, Inc.	2,042	110,574
Intuitive Surgical, Inc. (a)	1,707	892,931
NewMarket Corp.	2,900	605,549
WR Grace & Co. (a)	1,759	92,348
		2,812,657
Miscellaneous Store Retailers – 0.12%
1-800-Flowers.com, Inc. (a)	38,757	114,721

Motion Picture and Sound Recording Industries – 0.21%
Cinemark Holdings, Inc.	8,730	201,314

Motor Vehicle and Parts Dealers – 0.70%
Advance Auto Parts, Inc.	4,018	293,073
America’s Car-Mart, Inc. (a)	2,000	86,300
AutoZone, Inc. (a)	748	284,434
		663,807

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Nonstore Retailers – 1.19%
Amazon.com, Inc. (a)	3,617	$770,096
GNC Holdings, Inc.	7,216	278,032
Systemax, Inc. (a)	7,574	92,100
		1,140,228
Oil and Gas Extraction – 1.87%
Apache Corp.	3,076	250,325
Cabot Oil & Gas Corp.	9,268	301,581
Concho Resources, Inc. (a)	2,894	253,920
Contango Oil & Gas Company (a)	6,744	354,330
EOG Resources, Inc.	1	99
Helmerich & Payne, Inc.	4,057	183,782
Occidental Petroleum Corp.	4,056	321,519
Whiting Petroleum Corp. (a)	2,819	121,809
		1,787,365
Other Information Services – 2.07%
BGC Partners, Inc.	10,956	65,298
Google, Inc. (a)	3,288	1,909,867
		1,975,165
Paper Manufacturing – 0.67%
International Paper Co.	5,915	172,718
Rock-Tenn Co.	8,964	462,453
		635,171
Petroleum and Coal Products Manufacturing – 5.33%
Chevron Corp.	15,703	1,543,762
CVR Energy, Inc. (a)	5,556	141,345
Exxon Mobil Corp.	37,798	2,972,057
HollyFrontier Corp.	10,911	321,656
Western Refining, Inc.	5,959	115,247
		5,094,067
Plastics and Rubber Products Manufacturing – 0.16%
Armstrong World Industries, Inc.	3,296	153,561

Primary Metal Manufacturing – 0.25%
Precision Castparts Corp.	1,471	244,494

Professional, Scientific, and Technical Services – 5.21%
Accenture PLC (b)	11,205	639,805
Alliance Data Systems Corp. (a)	3,572	450,072
Biogen Idec, Inc. (a)	5,614	734,030
Booz Allen Hamilton Holdings Corp.	12,866	208,558
CACI International, Inc. (a)	8,721	373,259
Celgene Corp. (a)	1,601	109,268

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Professional, Scientific, and Technical Services – 5.21% (Continued)
F5 Networks, Inc. (a)	2,186	$226,207
Mastercard, Inc.	1,856	754,483
Mistras Group, Inc. (a)	5,028	113,331
priceline.com, Inc. (a)	1,251	782,488
Salesforce.com, Inc. (a)	1	139
Teledyne Technologies, Inc. (a)	1,655	98,605
Towers Watson & Co.	4,292	258,636
VMware, Inc. (a)	995	92,545
Wright Express Corp. (a)	2,346	131,517
		4,972,943
Publishing Industries (except Internet) – 4.70%
Adobe Systems, Inc. (a)	12,025	373,376
Broadsoft, Inc. (a)	1	27
ePlus, Inc. (a)	1,657	52,080
Microsoft Corp.	83,001	2,422,799
Opnet Technologies, Inc.	7,242	180,833
Oracle Corp.	42,407	1,122,513
SXC Health Solutions Corp. (a)(b)	2,032	182,291
TIBCO Software, Inc. (a)	5,632	150,656
		4,484,575
Rail Transportation – 0.49%
CSX Corp.	10,694	223,398
Kansas City Southern	3,866	255,079
		478,477
Rental and Leasing Services – 0.10%
Dollar Thrifty Automotive Group, Inc. (a)	1,203	98,141

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.16%
GAMCO Investors, Inc.	3,147	130,632
IntercontinentalExchange, Inc. (a)	1,081	132,368
NASDAQ OMX Group, Inc. (a)	9,402	205,716
Stifel Financial Corp. (a)	2,064	65,615
Virtus Investment Partners, Inc. (a)	7,943	563,000
		1,097,331
Software & Services – 0.19%
Equinix, Inc. (a)	1,128	183,988

Support Activities for Mining – 0.78%
Atwood Oceanics, Inc. (a)	3,476	132,818
Halliburton Co.	11,604	348,816
Rowan Companies Plc (a)(b)	3,601	108,030

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Support Activities for Mining – 0.78% (Continued)
Schlumberger Ltd. (b)	2,394	$151,421
		741,085
Support Activities for Transportation – 0.20%
Tidewater, Inc.	4,141	186,676

Telecommunications – 1.85%
AboveNet, Inc. (a)	3,500	291,620
j2 Global, Inc.	5,728	138,560
SureWest Communications	11,106	236,780
Verizon Communications, Inc.	6,294	262,082
Viacom, Inc.	17,528	836,612
		1,765,654
Transportation Equipment Manufacturing – 4.06%
Astronics Corp. (a)	5,400	137,808
BorgWarner, Inc. (a)	6,035	433,012
Dana Holding Corp.	6,931	92,321
Eaton Corp.	10,134	432,316
Goodrich Corp.	2,684	337,567
HEICO Corp.	3,751	156,267
Honeywell International, Inc.	13,558	754,638
Lockheed Martin Corp.	3,124	258,667
Navistar International Corp. (a)	2,831	79,098
Polaris Industries, Inc.	2,858	217,122
TAL International Group, Inc.	4,463	145,985
TransDigm Group, Inc. (a)	1,771	217,833
Triumph Group, Inc.	9,392	562,017
United Technologies Corp.	605	44,837
		3,869,488
Utilities – 0.43%
ITC Holdings Corp.	6,010	414,390

Waste Management and Remediation Services – 0.17%
Clean Harbors, Inc. (a)	2,603	161,568

Water Transportation – 0.42%
Golar LNG Ltd. (b)	7,089	248,328
Royal Caribbean Cruises Ltd. (b)	6,495	152,957
		401,285
Wholesale Electronic Markets and Agents and Brokers – 0.17%
Scansource, Inc. (a)	5,456	163,516
Total Common Stocks (Cost $80,954,599)		92,651,691

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.21%
LTC Properties, Inc.	8,369	$270,068
National Health Investors, Inc.	5,677	274,029
Simon Property Group, Inc.	1,258	185,580
Public Storage	1,379	184,055
Rayonier, Inc.	5,668	243,554
Total Real Estate Investment Trusts (Cost $1,062,907)		1,157,286

EXCHANGE TRADED FUNDS – 1.46%
iShares Russell 1000 Growth Index Fund	17,900	1,106,041
Vanguard Small-Cap ETF	4,000	290,720
Total Exchange Traded Funds (Cost $1,404,373)		1,396,761

	Principal
	Amount
SHORT-TERM INVESTMENTS – 0.35%
Money Market Fund – 0.35%
Wells Fargo Advantage Government Money Market Fund	$334,701	$334,701
Total Short-Term Investments (Cost $334,701)		334,701
Total Investments (Cost $83,756,580) – 100.04%		95,540,439
Liabilities in Excess of Other Assets – (0.04)%		(34,576)
TOTAL NET ASSETS – 100.00%		$95,505,863

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS – 96.11%

Australia – 8.53%
APA Group	53,600	$261,931
BHP Billiton Ltd.	23,222	715,822
Campbell Brothers Ltd.	9,537	539,519
CSL Ltd.	4,836	177,100
Iluka Resources Ltd.	39,580	515,454
Incitec Pivot Ltd.	43,134	119,103
Newcrest Mining Ltd.	5,626	136,258
Orica Limited	6,960	167,568
QR National Ltd.	72,984	241,937
Ramsay Health Care Ltd.	11,963	251,191
Rio Tinto Limited	2,358	130,528
Santos Limited	12,659	147,706
Suncorp Group Ltd.	24,535	185,218
Wesfarmers Ltd.	9,388	266,787
Woolworths Ltd.	4,843	124,689
		3,980,811
Belgium – 3.46%
Anheuser-Busch InBev NV	16,322	1,104,349
UCB SA	3,962	186,115
Umicore SA	6,788	323,626
		1,614,090
Bermuda – 0.51%
Seadrill Ltd.	7,187	238,620

Cayman Islands – 0.87%
Sands China Ltd.	80,278	273,546
Wynn Macau Ltd.	53,366	130,691
		404,237
Denmark – 4.70%
Carlsberg A/S	2,668	200,143
Coloplast A/S	1,522	262,261
Danske Bank A/S (a)	9,570	127,454
Novo Nordisk A/S	8,149	1,089,375
Novozymes A/S	5,818	156,564
TDC A/S	22,563	142,576
Tryg A/S	3,285	172,859
William Demant Holding A/S (a)	489	43,113
		2,194,345
Finland – 1.41%
Neste Oil OYJ	10,187	94,030
Nokian Renkaat OYJ	3,926	147,979

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value
Finland – 1.41% (Continued)
Pohjola Bank PLC	20,210	$211,242
Wartsila OYJ Abp	6,264	206,323
		659,574
France – 8.49%
Air Liquide SA	2,534	275,076
Arkema SA	5,516	364,115
AtoS	2,117	115,961
Casino Guichard Perrachon SA	2,278	191,387
Christian Dior SA	872	114,182
Cie de St-Gobain	4,975	177,065
Cie Generale d’Optique Essilor International SA	1,617	138,251
Danone	4,744	304,292
Dassault Systemes SA	1,467	133,582
Imerys SA	2,368	113,938
Legrand SA	2,985	89,929
L’Oreal SA	1,103	124,189
LVMH Moet Hennessy Louis Vuitton SA	2,569	380,266
Pernod-Ricard SA	2,332	227,769
Safran SA	4,377	150,722
Schneider Electric SA	5,230	279,672
Societe BIC SA	2,222	217,416
Societe Television Francaise 1	8,458	62,460
Sodexo	1,380	100,313
Technip SA	2,194	200,904
Wendel SA	3,084	202,885
		3,964,374
Germany – 8.95%
Adidas AG	2,094	156,364
BASF SE	9,880	693,376
Bayerische Motoren Werk AG	5,036	382,527
Continental AG (a)	1,990	166,617
Fresenius SE & Co. KGaA	1,374	130,020
GEA Group AG	6,288	160,743
Henkel AG & Co. KGaA	5,783	317,810
Lanxess AG	5,095	340,421
Linde AG	1,044	160,978
MAN SE	400	38,423
Porsche Automobil Holding SE	3,366	173,415
SAP AG	6,263	359,370
Siemens AG	3,314	273,614
Suedzucker AG	5,676	172,570
Volkswagen AG – Ordinary Shares	2,682	405,664

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)
	Shares	Value
Germany – 8.95% (Continued)
Volkswagen AG – Preferred Shares	1,531	$245,648
		4,177,560
Hong Kong – 4.53%
AIA Group Ltd.	113,519	369,071
ASM Pacific Technology Ltd.	7,899	96,894
Bank Of East Asia Ltd.	49,837	166,379
Cheung Kong Infastructure Holdings Ltd.	45,399	249,297
First Pacific Company Ltd.	301,461	310,813
Galaxy Entertainment Group Ltd. (a)	115,054	279,025
Hong Kong & China Gas Co. Ltd.	67,008	157,256
Li & Fung Ltd.	94,090	172,322
SJM Holdings Ltd.	82,123	145,462
Sun Hung Kai Properties Ltd.	8,078	90,976
Swire Pacific Ltd.	7,013	75,511
		2,113,006
Ireland – 2.22%
Elan Corp. PLC (a)	17,071	240,473
James Hardie Industries SE	20,675	149,014
Kerry Group PLC	5,562	295,271
Kerry Group PLC	5,216	224,910
Ryanair Holdings PLC – ADR (a)	4,192	128,694
		1,038,362
Israel – 0.64%
Mizrahi Tefahot Bank Ltd. (a)	10,929	86,642
Teva Pharmaceutical Industries Ltd.	5,375	210,647
		297,289
Italy – 1.62%
Assicurazioni Generali SpA	10,072	102,753
Exor SpA	7,324	157,069
Fiat Industrial SpA	11,578	116,975
Pirelli & Co. SpA	22,840	227,474
Saipem SpA	3,891	152,030
		756,301
Japan – 9.44%
Bridgestone Corp.	4,235	90,317
Daihatsu Motor Co. Ltd.	9,944	170,672
Daito Trust Construction Co. Ltd.	1,589	139,890
FANUC Corp.	551	94,688
Gree, Inc.	2,685	42,999
IHI Corporation	82,406	168,886
ITOCHU Corp.	53,556	585,783
Itochu Techno-Solutions Corp.	4,497	208,315

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value
Japan – 9.44% (Continued)
Iyo Bank Ltd.	36,998	$278,178
Japan Tobacco, Inc.	25	139,107
KDDI Corp.	17	104,970
Koito Manufacturing Co. Ltd.	5,796	75,759
Komatsu Ltd.	2,960	70,655
Konami Corp.	4,704	98,995
Lawson, Inc.	2,779	194,681
Medipal Holdings Corp.	3,500	44,338
Namco Bandai Holdings, Inc.	16,957	205,745
NHK Spring Co Ltd.	8,759	92,553
Nishi-Nippon City Bank Ltd.	126,710	287,732
OJI Paper Co. Ltd.	41,254	155,881
Otsuka Holdings Co. Ltd.	5,304	166,696
Sanrio Co Ltd.	4,806	155,354
Shikoku Electric Power Co., Inc.	3,220	75,617
Sumitomo Rubber Industries Ltd.	20,959	252,919
Suruga Bank Ltd.	27,779	254,790
Tosoh Corp.	60,665	153,368
Yamada Denki Co. Ltd.	1,936	96,920
		4,405,808
Jersey – 0.91%
Resolution Ltd.	77,014	229,933
Wolseley PLC	5,682	193,986
		423,919
Luxembourg – 0.46%
Millicom International Cellular SA (a)	1,492	127,938
Tenaris SA	5,522	88,619
		216,557
Netherlands – 5.58%
ASML Holding NV	11,052	506,371
European Aeronautic Defence and Space Co. NV	7,932	266,091
Heineken Holding NV	1,814	73,390
Koninklijke Ahold NV	28,446	334,275
Koninklijke Boskalis Westminster NV	5,151	153,697
Koninklijke Vopak NV	5,466	322,049
SBM Offshore NV (s)	11,724	152,958
Unilever NV	25,317	795,345
		2,604,176
Norway – 0.76%
Telenor ASA (a)	13,549	198,364
Yara International ASA	4,134	156,759
		355,123

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value
Portugal – 0.32%
Jeronimo Martins SGPS SA (a)	8,464	$150,281

Singapore – 3.45%
Fraser & Neave Ltd.	55,414	274,443
Golden Agri-Resources Ltd.	707,137	355,431
Jardine Cycle & Carriage Ltd.	7,045	229,304
Keppel Corp. Ltd.	36,441	281,315
Singapore Telecommunications Ltd.	35,685	85,631
Starhub Ltd.	72,695	182,437
Yangzijiang Shipbuilding Holdings Ltd.	251,928	201,135
		1,609,696
Spain – 2.75%
Distribuidora Internacional de Alimentacion SA (a)	39,145	171,636
Enagas SA	10,315	161,250
Ferrovial SA	20,043	190,241
Iberdrola SA	54,839	208,803
Inditex SA	3,208	265,387
Repsol YPF SA	19,082	286,471
		1,283,788
Sweden – 7.16%
Assa Abloy AB	6,380	166,189
Atlas Copco AB – Class A	2,175	44,051
Atlas Copco AB – Class B	16,057	289,357
Getinge AB	5,283	131,848
Hennes & Mauritz AB	7,876	234,525
Holmen AB	14,364	368,364
Industrivarden AB	9,626	117,744
Investment AB Kinnevik	23,493	413,590
Lundin Petroleum AB (a)	14,295	253,324
SKF AB	6,573	130,312
Swedbank AB	31,299	447,320
Swedish Match AB	4,841	183,463
Tele2 AB	13,980	207,954
Telefomaktiebolaget LM Ericsson	15,520	132,126
Volvo AB	19,496	220,021
		3,340,188
Switzerland – 9.92%
ABB Ltd.	10,730	169,276
Aryzta AG	5,127	231,436
Barry Callebaut AG	237	209,960
Cie Financiere Richemont SA	6,057	347,153
Julius Baer Group Ltd.	4,496	142,025
Lindt & Spruengli AG	50	145,029

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value
Switzerland – 9.92% (Continued)
Lonza Group AG	3,231	$115,226
Nestle SA	9,876	560,408
Pargesa Holdings SA	1,933	106,026
Partners Group Holding AG	990	164,313
Roche Holdings AG	5,067	792,984
Sulzer AG	895	107,285
Swatch Group AG	2,241	149,614
Swiss Re AG	15,145	877,598
Syngenta AG	537	172,964
UBS AG	29,409	333,933
		4,625,230
United Kingdom – 9.43%
Aggreko PLC	6,940	235,954
Anglo American PLC	3,859	117,622
ARM Holdings PLC	13,731	107,439
Babcock International Group PLC	15,852	208,169
BHP Billiton PLC	5,470	143,339
British American Tobacco PLC	4,973	235,050
BT Group PLC	129,769	412,842
Bunzl PLC	18,080	285,514
Burberry Group PLC	4,843	102,475
Fresnillo PLC	2,745	57,205
GKN PLC	64,767	183,792
GlaxoSmithKline PLC	5,088	112,744
Imperial Tobacco Group PLC	5,418	196,002
International Power PLC	28,112	179,782
ITV PLC	40,345	45,553
Kingfisher PLC	40,659	177,437
London Stock Exchange Group PLC	3,157	48,865
Meggitt PLC	32,308	188,730
Next PLC	4,336	202,775
Rio Tinto PLC	2,464	106,009
Rolls-Royce Holdings PLC – C Shares (a)	1,778,574	2,741
Rolls-Royce Holdings PLC – Ordinary Shares (a)	16,779	213,308
Schroders PLC	2,759	50,938
Tate & Lyle PLC	29,545	306,515
TESCO PLC	32,479	151,574
Weir Group PLC	6,108	146,127
WM Morrison Supermarkets PLC	43,272	184,541
		4,403,042
Total Common Stocks (Cost $49,810,838)		44,856,377

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)
	Shares	Value
REAL ESTATE INVESTMENT TRUST – 1.34%
France – 0.35%
Unibail-Rodamco SE	985	$163,038

Hong Kong – 0.56%
The Link REIT	67,914	260,880

Japan – 0.43%
Japan Retail Fund Investment Corp.	127	200,025
Total Real Estate Investment Trusts (Cost $624,217)		623,943

EXCHANGE TRADED FUNDS – 1.91%
United States – 1.91%
iShares MSCI EAFE Index Fund	18,700	893,112
Total Exchange Traded Funds (Cost $896,026)		893,112

RIGHTS – 0.00%
Air Liquide SA – France (a)	2,534	31
Fiat Industrial SpA – EU (a)	11,578	144
Fiat Industrial SpA – EU (a)	11,578	143
Total Rights (Cost $29,166)		318

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund

Schedule of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.87%
United States – 1.87%
STIT-Treasury Portfolio Money Market Fund	$872,547	$872,547
Total Short-Term Investments (Cost $872,547)		872,547
Total Investments (Cost $52,232,794) – 101.23%		47,246,297
Liabilities in Excess of Other Assets – (1.23)%		(571,993)
TOTAL NET ASSETS – 100.00%		$46,674,304

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Statement of Assets and Liabilities

May 31, 2012 (Unaudited)

		Gerstein Fisher
	Gerstein Fisher	Multi-Factor
	Multi-Factor	International
	Growth Equity Fund	Growth Equity Fund
Assets
Investments, at value (cost $83,756,580
and $52,232,794, respectively)	$95,540,439	$47,246,297
Foreign currencies (cost $48,086)	—	47,974
Dividends and interest receivable	181,982	169,146
Receivable from Fund shares sold	222,427	57,415
Other assets	10,508	17,090
Total Assets	95,955,356	47,537,922

Liabilities
Payable for investments purchased	324,775	789,832
Payable to the Adviser	69,673	33,696
Payable to affiliates	40,160	21,523
Accrued expenses and other liabilities	14,885	18,567
Total Liabilities	449,493	863,618
Net Assets	$95,505,863	$46,674,304

Net Assets Consist Of:
Paid-in capital	$82,285,754	$51,410,301
Accumulated net investment income	260,109	576,380
Accumulated net realized gain	1,176,141	(324,201)
Net unrealized appreciation on investments	11,783,859	(4,988,176)
Net Assets	$95,505,863	$46,674,304

Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	7,839,890	5,030,122

Net asset value, redemption price and
offering price per share(1)	$12.18	$9.28

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Statement of Operations

For the Period Ended May 31, 2012 (Unaudited)

		Gerstein Fisher
	Gerstein Fisher	Multi-Factor
	Multi-Factor	International
	Growth Equity Fund	Growth Equity Fund(2)
Investment Income
Dividend income(1)	$813,400	$760,741
Interest income	22	198
Total Investment Income	813,422	760,939

Expenses
Advisory fees	388,280	116,391
Administration fees	51,704	24,387
Fund accounting fees	24,729	12,966
Transfer agent fees and expenses	15,872	10,610
Audit and tax fees	14,194	7,860
Federal and state registration fees	10,702	9,588
Custody fees	8,482	8,134
Legal fees	5,038	4,549
Reports to shareholders	3,871	3,656
Chief Compliance Officer fees and expenses	3,244	2,459
Trustees’ fees and related expenses	2,779	1,540
Other expenses	3,817	1,644
Total expense before recoupment	532,712	203,784
Expense waiver by Adviser (Note 4)	—	(19,225)
Net expenses	532,712	184,559

Net Investment Income	280,710	576,380

Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) from investments	1,388,726	(324,201)
Change in net unrealized appreciation
(depreciation) on investments:	2,376,619	(4,988,176)
Net Realized and Unrealized
Gain (Loss) on Investments	3,765,345	(5,312,377)
Net Increase (Decrease) in
Net Assets from Operations	$4,046,055	$(4,735,997)

(1)	Net of foreign taxes withheld of $1,606 and $99,211, respectively.
(2)	The Gerstein Fisher Multi-Factor International Growth Equity Fund commenced operations on January 27, 2012.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund
Statement of Changes in Net Assets

	Six Months
	Ended
	May 31,	Year Ended
	2012	November 30,
	(Unaudited)	2011

From Operations
Net investment income	$280,710	$243,193
Net realized gain (loss) from investments	1,388,726	3,405,808
Net change in unrealized appreciation on investments	2,376,619	1,793,192
Net increase in net assets from operations	4,046,055	5,442,193

From Distributions
Net investment income	(155,260)	(273,468)
Net realized gain on investments	(864,560)	—
Net decrease in net assets resulting
from distributions paid	(1,019,820)	(273,468)

From Capital Share Transactions
Proceeds from shares sold	17,392,046	31,588,794
Net asset value of shares issued to
distributions declared	995,661	261,348
Costs for shares redeemed*	(7,633,860)	(20,521,018)
Net increase in net assets from capital
share transactions	10,753,847	11,329,124

Total Increase in Net Assets	13,780,082	16,497,849

Net Assets
Beginning of period	81,725,781	65,227,932
End of period	$95,505,863	$81,725,781

Accumulated Net Investment Income	$248,102	$120,694

*Net of Redemption fees of	$—	$1,402

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Statement of Changes in Net Assets

Period Ended
May 31, 2012(1)
(Unaudited)
From Operations
Net investment income	$576,380
Net realized gain (loss) from investments	(324,201)
Net change in unrealized appreciation (depreciation) on investments	(4,988,176)
Net increase in net assets from operations	(4,735,997)

From Capital Share Transactions
Proceeds from shares sold	53,425,351
Costs for shares redeemed*	(2,015,050)
Net increase in net assets from capital
share transactions	51,410,301

Total Increase in Net Assets	46,674,304

Net Assets
Beginning of period	—
End of period	$46,674,304

Accumulated Net Investment Income	$576,380

*Net of Redemption fees of	$1,082

(1) The Fund commenced operations on January 27, 2012.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor Growth Equity Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	May 31,	Year Ended	Period Ended
	2012	November 30,	November 30,
	(Unaudited)	2011	2010(1)
Net Asset Value, Beginning of Period	$11.71	$10.90	$10.00

Income from investment operations:
Net investment income(2)	0.04	0.04	0.03
Net realized and unrealized gain
on investments	0.57	0.82	0.87
Total from investment operations	0.61	0.86	0.90

Less distributions paid:
From net investment income	(0.02)	(0.05)	—
From net realized gain on investments	(0.12)	—	—
Total distributions paid	(0.14)	(0.05)	—
Paid-in capital from redemption
fees (Note 2)	—	—	0.00 (3)
Net Asset Value, End of Period	$12.18	$11.71	$10.90

Total Return(4)	5.31%	7.86%	9.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$95,506	$81,726	$65,228
Ratio of expenses to average net assets:
Before waiver, expense reimbursement
and recoupments(5)	1.17%	1.20%	1.29%
After waiver, expense reimbursement,
and recoupments(5)	1.17%	1.23%	1.25%
Ratio of net investment income
to average net assets:
Before waiver, expense reimbursement
and recoupments(5)	0.61%	0.35%	0.28%
After waiver, expense reimbursement,
and recoupments(5)	0.61%	0.32%	0.33%
Portfolio turnover rate(4)	22.72%	74.74%	141.07%

(1)	The Fund commenced operations on December 31, 2009.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2012 (1)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.15
Net realized and unrealized loss on investments	(0.87)
Total from investment operations	(0.72)

Paid-in capital from redemption fees (Note 2)	0.00 (3)

Net Asset Value, End of Period	$9.28
Total Return(4)	-7.20%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$46,674
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(5)	1.49%
After waiver and expense reimbursement(5)	1.35%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(5)	4.21%
After waiver and expense reimbursement(5)	4.07%
Portfolio turnover rate(4)	135.03%

(1)	The Fund commenced operations on January 27, 2012.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor Growth Equity Fund and the Gerstein Fisher Multi-Factor International Growth Equity Fund, and each represent a distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor Growth Equity Fund commenced operations on December 31, 2009. The Gerstein Fisher Multi-Factor International Growth Equity Fund commenced operations January 27, 2012. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Gerstein, Fisher & Associates, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

For the Gerstein Fisher Multi-Factor International Growth Equity Fund, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2012:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

Gerstein Fisher Multi-Factor Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$92,651,691	$—	$—	$92,651,691
Real Estate Investment Trusts	1,157,286	—	—	1,157,286
Exchange Traded Funds	1,396,761	—	—	1,396,761
Total Equity	95,205,738	—	—	95,205,738
Short-Term Investments	334,701	—	—	334,701
Total Investments in Securities	$95,540,439	$—	$—	$95,540,439

Gerstein Fisher Multi-Factor International Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$128,694	$44,727,683	$—	$44,856,377
Real Estate Investment Trusts	—	623,943	—	623,943
Exchange Traded Funds	893,112	—	—	893,112
Rights	—	318	—	318
Total Equity	1,021,806	45,351,626	—	46,373,750
Short-Term Investments	872,547	—	—	872,547
Total Investments in Securities	$1,894,353	$45,351,626	$—	$47,246,297

During the period, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the period presented.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment,

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(g)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters – Gerstein Fisher Multi-Factor Growth Equity Fund

The tax character of distributions paid during the year ended November 30, 2011 was as follows:

November 30, 2011
Ordinary Income	$273,468
Long-Term Capital Gain	$ —

As of November 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$72,601,398

Gross tax unrealized appreciation	11,594,791
Gross tax unrealized depreciation	(2,405,618)
Net tax unrealized appreciation	9,189,173
Undistributed ordinary income	140,160
Undistributed long-term capital gain	864,541
Total distributable earnings	1,004,701
Other accumulated losses	—
Total accumulated gains	$10,193,874

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and a mark-to-market PFIC adjustment.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

Undistributed Net Investment Income/(Loss)	$(1,958)
Accumulated Net Realized Gain/(Loss)	$1,958

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2011. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2011. At November 30, 2011, the fiscal tax years 2010 and 2011 remain open to examination in the Fund’s major jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds, compensate the Adviser for its management services at the annual rate of 0.85% of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor
Growth Equity Fund	1.25%	March 30, 2013
Gerstein Fisher Multi-Factor
International Growth Equity Fund	1.35%	November 30, 2013

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

Gerstein Fisher
	Gerstein Fisher	Multi-Factor
	Multi-Factor	International
	Growth Equity	Growth Equity
	Fund	Fund
May 2015	$0	$19,225

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For the period ended May 31, 2012, administration fees of $51,704 and $24,387 were incurred for the Gerstein Fisher Multi-Factor Growth Equity and Gerstein Fisher Multi-Factor International Growth Equity Funds, respectively.  At May 31, 2012, the Administrator was owed fees of $20,965 and $8,779 for the Gerstein Fisher Multi-Factor Growth Equity and Gerstein Fisher Multi-Factor International Growth Equity Funds, respectively.

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  For the period ended May 31, 2012, the Gerstein Fisher Multi-Factor Growth Equity Fund incurred $24,729, $15,872, and $8,482 in fund accounting, transfer agency, and custody fees, respectively.  For the period ended May 31, 2012, the Gerstein Fisher Multi-Factor International Growth Equity Fund incurred $12,966, $10,610, and $8,134 in fund accounting, transfer agency, and custody fees, respectively.  At May 31, 2012, the Gerstein Fisher Multi-Factor Growth Equity Fund owed fees of $9,587, $3,540, and $3,303 for fund accounting, transfer agency, and custody fees, respectively.  At May 31, 2012, the Gerstein Fisher Multi-Factor International Growth Equity Fund owed fees of $7,435, $4,202 and $0 for fund accounting, transfer agency, and custody fees, respectively.

The Gerstein Fisher Multi-Factor Growth Equity Fund has a line of credit with U.S. Bank (see Note 8)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended May 31, 2012, $3,244 and $2,459 of the Trust’s Chief Compliance Officer fee was allocated to the Gerstein Fisher Multi-Factor Growth Equity and Gerstein Fisher Multi-Factor International Growth Equity Funds, respectively.  At May 31, 2012, fees of $2,765 and $1,876 were owed for the Chief Compliance Officer’s services by the Gerstein Fisher Multi-Factor Growth Equity and Gerstein Fisher Multi-Factor International Growth Equity Funds, respectively.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor Growth Equity Fund

	Six Months Ended	Year Ended
	May 31, 2012	November 30, 2011
Shares sold	1,379,914	2,750,855
Shares reinvested	86,429	22,726
Shares redeemed	(606,889)	(1,775,301)
Net increase	859,454	998,280

Gerstein Fisher Multi-Factor International Growth Equity Fund

Period Ended
May 31, 2012(1)
Shares sold	5,231,240
Shares redeemed	(201,118)
Net increase	5,030,122

(1)	The Fund commenced operations January 27, 2012.

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the period ended May 31, 2012, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor
Growth Equity Fund	$ 31,961,230	$20,626,987
Gerstein Fisher Multi-Factor
International Growth Equity Fund	$102,821,582	$51,107,676

(8)	Line of Credit

The Gerstein Fisher Multi-Factor Growth Equity Fund had a line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the six months ended May 31, 2012, the Fund had borrowings on the line of credit on 9 days, with an average borrowing and interest rate on those days of $183,889 and 3.25%, respectively.  The maximum amount of borrowings during the period was $265,000.

(9)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing RIC disqualification for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(10)	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”).  ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures.  Effective on January 1, 2011, ASU 2010-06 requires disclosure of information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis.  The adoption of this ASU in 2011 did not have a significant impact on the Funds’ financial statements for the periods presented.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Funds’ financial statement disclosures.

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on November 8, 2011 to consider the approval of the Investment Advisory Agreement (the “Agreement”) between the Gerstein Fisher Multi-Factor International Growth Equity Fund (the “Fund”), a series of the Trust, and Gerstein Fisher & Associates, Inc., the Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Board’s responsibilities in considering the Agreement.  The Trustees also reviewed and discussed the Form ADV for the Advisor, as well as a summary of a due diligence questionnaire completed by the Advisor.  The Board also considered other matters, including, but not limited to the following: (1) the quality of services that would be provided to the Fund by the Advisor; (2) the past performance of other accounts that have investment strategies that are similar to that of the Fund and are managed by Mr. Gregg Fisher, Chief Investment Officer of the Advisor, who would also serve as the Fund’s portfolio manager; (3) the fact that the Fund will benefit from the depth of investment talent and resources of the Advisor; (4) the proposed management fee structure under the Agreement with the Advisor; (5) the fact that the Advisor has agreed to maintain an expense limitation agreement on behalf of the Fund; and (6) other factors deemed relevant.

The Board also noted that Mr. Fisher had attended the regular meeting of the Board held on July 20, 2011, during which he had provided information concerning the investment process which would be applied to select and manage investments for the Fund.  At the July 20, 2011 meeting, Mr. Fisher also reviewed the background and experience of the Advisor and its operations and staff, and provided information concerning the Advisor’s marketing efforts and the personnel who would lead those efforts on behalf of the Fund.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement on behalf of the Fund, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by the Advisor to the Fund and the amount of time devoted by the Advisor’s staff to the Fund’s operations.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Fisher, the Fund’s portfolio manager, and other key personnel at the Advisor who would be involved in the day-to-

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance program and the Advisor’s marketing goals and its commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with Mr. Fisher in person to discuss various performance, marketing and compliance issues with respect to the Advisor’s management of the Gerstein Fisher Multi-Factor Growth Equity Fund, a separate series of the Trust managed by the Advisor.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor.  The Trustees discussed in detail the Advisor’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Advisor’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

In assessing the portfolio management services to be provided by the Advisor, the Trustees reviewed the qualifications, background and experience of Mr. Fisher.  The Trustees also reviewed the Advisor’s performance track record for the Gerstein Fisher Multi-Factor Growth Equity Fund, which is managed using a strategy similar to that which would be applied to the Fund, except for having less stringent requirements for international investing.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Advisor’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the expense subsidization undertaken by the Advisor, and anticipated brokerage commissions and use of soft dollars by the Advisor.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the Meeting and the Board’s regular meeting on August 30, 2011, as well as the presentations made by the Advisor over the course of the year.

The Board next considered the proposed management fees and total expense ratios for the Fund as compared to a peer group of international large cap growth funds, as compiled by Lipper, Inc.  The Trustees noted that the Fund’s proposed management fee of 0.850% fell into the second quartile compared to the Fund’s peer group, below the peer group average fee of 0.854%.  The Board noted that the Advisor had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.350% of the Fund’s average annual assets, compared to the peer group average of 1.778%.

Gerstein Fisher Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

The Trustees concluded that the proposed expenses and the fees to be paid to the Advisor were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Fund by the Advisor.  The Trustees further concluded that the Advisor’s profit from sponsoring the Fund would not be excessive and would enable the Advisor to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed advisory fees and total operating expenses.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Gerstein Fisher Multi-Factor Growth Equity Fund designated 100% of its ordinary income distribution for the year ended November 30, 2011, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2011, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders for the Gerstein Fisher Multi-Factor Growth Equity Fund.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Independent Trustees

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	27	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 68		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		Fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee,
			(1994–2011); Vice		Gottex Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		Fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			1997–2007); President,		Independent
			CAO and CCO,		Manager,
			Granum Securities,		Ramius IDF,
			LLC (a broker-dealer)		LLC (two
			(1997–2007).		closed-end
investment
companies).
Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 50	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years
John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 32		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Gerstein Fisher Multi-Factor Growth Equity Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 800-473-1155 or by accessing the SEC’s website at http://www.sec.gov. The proxy voting records for the Gerstein Fisher Multi-Factor International Growth Equity Fund will be available beginning with the 12-month period ending June 30, 1012.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

GERSTEIN FISHER FUNDS

Investment Adviser	Gerstein, Fisher & Associates, Inc.
565 Fifth Avenue, 27th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 8, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date    August 7, 2012

* Print the name and title of each signing officer under his or her signature.